Cover	May 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Current Fiscal Year End Date	--03-31
Entity File Number	001-11737
Entity Registrant Name	Nordicus Partners Corporation
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3651 Lindell Road
Entity Address, Address Line Two	Suite D565
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	424
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	EKIMAS Corporation